Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Schedule of assets and liabilities measured at fair value on non-recurring basis
	Year ended December 31, 2012
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property and Equipment	104,813			104,813	13,820

	Year ended December 31, 2013
Description	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Losses
Property and Equipment	111,587			111,587	8,594